Retirement benefit obligations - Contributions and funding (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plans
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 297,000
Net defined benefit (liability) asset	(443,524)
Actuarial (loss)/ gain on defined benefit obligation	(649,659)	SFr 1,981,208
Actuarial loss on plan assets	(46,076)	(525,770)
Change in the effect of the asset ceiling	189,568	(185,306)
Total	(506,167)	1,270,132	SFr 260,548
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(9,138,045)	(7,682,529)	(9,276,675)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	SFr 8,694,521	7,867,835	SFr 7,995,150
Effect of asset ceiling
Defined benefit plans
Net defined benefit (liability) asset		SFr (185,306)